Debt Instruments Eligible to Compose Capital (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes Debt Instruments Eligible To Compose Capital [Abstract]
Balance at beginning of the year		R$ 8,311,918	R$ 9,959,037	R$ 6,773,312
Interest payment Tier I	[1]	273,123	276,587	277,024
Interest payment Tier II	[1]	222,065	225,161	226,266
Exchange differences / Others		252,941	(1,447,196)	3,291,470
Payments of interest - Tier I		(344,867)	(379,039)	(347,201)
Payments of interest - Tier II		(278,279)	(322,632)	(261,834)
Balance at end of the year		R$ 8,436,901	R$ 8,311,918	R$ 9,959,037

[1]	The remuneration of interest relating to the Debt Instruments Eligible to Compose Capital Tier I and II was recorded against income for the period as 'Interest expense and similar charges'. (Note 34)